Current and long-term debt - ABN AMRO / SEB Credit Facility (Details)	1 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2018 USD ($) tanker	Jun. 30, 2015 USD ($)	Sep. 30, 2019 USD ($) tanker	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Sep. 30, 2015 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 2,552,473,000	$ 2,910,315,000
Senior Secured Term Loan Facility - ABN AMRO / SEB Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 120,600,000		$ 6,300,000.0
Number of vessels			4
Net debt to capitalization ratio	0.65
Consolidated tangible net worth	$ 1,265,728,005
Cumulative positive net income	25.00%
Net proceeds of equity issuance	50.00%
Borrowings				103,300,000	114,800,000
Senior Secured Term Loan Facility - ABN AMRO / SEB Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	2.60%		2.60%
Senior Secured Term Loan Facility - ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 171,200,000.0	$ 52,000,000.0	$ 8,100,000.0				$ 132,500,000.0	$ 87,000,000.0
Number of vessels			7
Periodic borrowing payment amount				$ 700,000
Net debt to capitalization ratio		0.60
Consolidated tangible net worth		$ 1,000,000,000.0
Cumulative positive net income		25.00%
Net proceeds of equity issuance		50.00%
Minimum ratio for fair value of vessels		160.00%
Borrowings		$ 132,500,000.0			$ 131,400,000	$ 144,200,000
Senior Secured Term Loan Facility - ING Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels			6
Adjustment to interest rate basis			1.95%
Senior Secured Term Loan Facility - ABN / SEB Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment amount			$ 100,000
Consolidated Liquidity Requirement - Scenario One [Member] | Senior Secured Term Loan Facility - ABN AMRO / SEB Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount	25,000,000.0
Consolidated Liquidity Requirement - Scenario One [Member] | Senior Secured Term Loan Facility - ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount		25,000,000.0
Consolidated Liquidity Requirement - Scenario Two [Member] | Senior Secured Term Loan Facility - ABN AMRO / SEB Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel	500,000
Consolidated liquidity requirement per each chartered-in vessel	250,000
Consolidated Liquidity Requirement - Scenario Two [Member] | Senior Secured Term Loan Facility - ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel		500,000
Consolidated liquidity requirement per each chartered-in vessel		250,000
Vessels [member]
Disclosure of detailed information about borrowings [line items]
Number of vessels			98	134	109
STI Hammersmith, STI Westminster, STI Connaught, STI Winnie and STI Lauren [Member] | Vessels [member] | K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Repayments	$ 87,600,000
Number of collateralized vessels refinanced | tanker	5
STI Hammersmith [Member] | Handymax [Member] | Vessels [member] | K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Number of collateralized vessels refinanced | tanker	1
STI Westminster [Member] | MR [Member] | Vessels [member] | K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Number of collateralized vessels refinanced | tanker	1
STI Connaught, STI Winnie and STI Lauren [Member] | LR2 [Member] | Vessels [member] | K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Number of collateralized vessels refinanced | tanker	3
Borrowings, Financial Covenants, Period One [Member] | Consolidated Liquidity Requirement - Scenario Two [Member] | Senior Secured Term Loan Facility - ABN AMRO / SEB Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels	130.00%
Borrowings, Financial Covenants, Period Two [Member] | Consolidated Liquidity Requirement - Scenario Two [Member] | Senior Secured Term Loan Facility - ABN AMRO / SEB Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels	140.00%
First Eight Installments [Member] | Senior Secured Term Loan Facility - ABN AMRO / SEB Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment amount	$ 2,900,000
First Eight Installments [Member] | Senior Secured Term Loan Facility - ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment amount		1,000,000
Remainder of Payments [Member] | Senior Secured Term Loan Facility - ABN AMRO / SEB Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment amount	$ 2,500,000
Remainder of Payments [Member] | Senior Secured Term Loan Facility - ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment amount		$ 800,000